Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
25.	SEGMENT REPORTING

The operations of the Company are organized into two segments, consisting of the Hosting and related services and Managed network services. The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2014, 2015 and 2016.

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Hosting and related services
Revenues	1,505,233	2,369,223	2,668,655	384,366
Operating profit (loss)	9,882	(64,658)	44,101	6,352
Managed network services
Revenues	1,371,214	1,265,149	973,119	140,159
Operating loss	(124,582)	(219,575)	(884,297)	(127,365)

Group consolidated revenue	2,876,447	3,634,372	3,641,774	524,525
Group consolidated operating loss	(114,700)	(284,233)	(840,196)	(121,013)